Combined Statement of Income - USD ($) shares in Thousands, $ in Millions		9 Months Ended
		Sep. 30, 2017		Sep. 30, 2016
Revenues and Other Income
Operating revenues—related parties		$ 648	[1]	$ 534
Operating revenues—third parties		32	[1]	22
Equity in earnings of affiliates		147	[1]	88
Other income		11	[1]	1
Total revenues and other income		838	[1]	645
Costs and Expenses
Operating and maintenance expenses		239	[1]	162
Depreciation		88	[1]	71
General and administrative expenses		52	[1]	50
Taxes other than income taxes		24	[1]	24
Interest and debt expense		72	[1]	31
Other expenses	[1]	1
Total costs and expenses		476	[1]	338
Income before income taxes		362	[1]	307
Provision for income taxes		2	[1]	1
Net Income		360	[1]	306
Less: Net income attributable to Predecessors		61	[1]	103
Net income attributable to the Partnership		299	[1]	203
Less: General partner’s interest in net income attributable to the Partnership		112	[1]	63
Limited partners’ interest in net income attributable to the Partnership		$ 187	[1]	$ 140
Cash Distributions Paid Per Limited Partner Unit (in dollars per share)		$ 1.759	[1]	$ 1.444
Common Units
Costs and Expenses
Net Income Attributable to the Partnership Per Limited Partner Unit—Basic and Diluted (in dollars per share)		$ 1.72	[1]	$ 1.53
Common Units | Public
Costs and Expenses
Net income attributable to the Partnership		$ 78		$ 51
Weighted-Average Limited Partner Units Outstanding—Basic and Diluted
Common Units Basic and Diluted (in shares)		44,996	[1]	32,007
Common Units | Non-public | Phillips 66
Costs and Expenses
Net income attributable to the Partnership		$ 109		$ 89
Weighted-Average Limited Partner Units Outstanding—Basic and Diluted
Common Units Basic and Diluted (in shares)		64,047	[1]	59,408

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.